Fair Value Measurements (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Jul. 31, 2015
Schedule of fair value assets and liabilities
Total Warrant Liability	$ 3,961,900	$ 11,242,800	$ 8,147,100
Series A Warrant Liability [Member]
Schedule of fair value assets and liabilities
Total Warrant Liability	1,583,100	4,215,600	1,406,800
Series B Warrant Liability [Member]
Schedule of fair value assets and liabilities
Total Warrant Liability	1,591,300	5,452,200	5,268,400
IPO and Placement Warrant Liability [Member]
Schedule of fair value assets and liabilities
Total Warrant Liability	787,500	1,575,000	1,471,900
Quoted Prices In Active Markets (Level 1) [Member]
Schedule of fair value assets and liabilities
Total Warrant Liability	787,500	1,575,000
Quoted Prices In Active Markets (Level 1) [Member] | Series A Warrant Liability [Member]
Schedule of fair value assets and liabilities
Total Warrant Liability
Quoted Prices In Active Markets (Level 1) [Member] | Series B Warrant Liability [Member]
Schedule of fair value assets and liabilities
Total Warrant Liability
Quoted Prices In Active Markets (Level 1) [Member] | IPO and Placement Warrant Liability [Member]
Schedule of fair value assets and liabilities
Total Warrant Liability	787,500	1,575,000
Significant Other Observable Inputs (Level 2) [Member]
Schedule of fair value assets and liabilities
Total Warrant Liability	3,174,400	9,667,800	8,147,100
Significant Other Observable Inputs (Level 2) [Member] | Series A Warrant Liability [Member]
Schedule of fair value assets and liabilities
Total Warrant Liability	1,583,100	4,215,600	1,406.800
Significant Other Observable Inputs (Level 2) [Member] | Series B Warrant Liability [Member]
Schedule of fair value assets and liabilities
Total Warrant Liability	1,591,300	5,452,200	5,268,400
Significant Other Observable Inputs (Level 2) [Member] | IPO and Placement Warrant Liability [Member]
Schedule of fair value assets and liabilities
Total Warrant Liability			1,471,900
Significant Other Unobservable Inputs (Level 3) [Member]
Schedule of fair value assets and liabilities
Total Warrant Liability
Significant Other Unobservable Inputs (Level 3) [Member] | Series A Warrant Liability [Member]
Schedule of fair value assets and liabilities
Total Warrant Liability
Significant Other Unobservable Inputs (Level 3) [Member] | Series B Warrant Liability [Member]
Schedule of fair value assets and liabilities
Total Warrant Liability
Significant Other Unobservable Inputs (Level 3) [Member] | IPO and Placement Warrant Liability [Member]
Schedule of fair value assets and liabilities
Total Warrant Liability